UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

June 30, 2022
Semiannual Report
to Shareholders
DWS RREEF Real Estate Securities Fund

Contents

3	Letter to Shareholders
4	Performance Summary
8	Portfolio Management Team
9	Portfolio Summary
11	Investment Portfolio
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Financial Highlights
25	Notes to Financial Statements
36	Information About Your Fund’s Expenses
38	Liquidity Risk Management
39	Advisory Agreement Board Considerations and Fee Evaluation
44	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Dividends are not guaranteed. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS RREEF Real Estate Securities Fund

Letter to Shareholders
Dear Shareholder:
Financial markets experienced several negative impacts which began in late February with the Russia-Ukraine war and continued through the second quarter due to volatility in energy, rise in inflation, pressure on supply chains, and slower corporate earnings growth. Global monetary authorities have moved aggressively to tame inflation which in turn has created a swift decline in equity and fixed income markets. While our investors do believe markets will stabilize in the near term, the longer-term effects of these headwinds remain uncertain. De-globalization and a desire for energy independence across Europe and North America may continue to push prices upwards, and we expect inflation will remain higher than average over the next decade.
In periods such as this, real capital preservation becomes more challenging. Our investors continue to assess risks and form opinions on how these headwinds may impact investment portfolios over multiple time horizons. Yields for bonds can be impacted by economic risks, rising inflation, and slowing monetary support. We expect a moderate rise in government bond yields while short term spread widening may offer potential over the next year. For equities, we expect continued volatility in the short-term, however we do have a favorable view on companies with solid balance sheets and business models over a twelve-month horizon. We believe alternatives such as real estate, infrastructure and commodities may help in preserving capital given pricing power and correlation to inflation.
In our view, the current environment underscores the value add of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds. Thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,

Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS RREEF Real Estate Securities Fund	|	3

Performance SummaryJune 30, 2022 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/22
Unadjusted for Sales Charge	–21.62%	–7.75%	6.32%	7.48%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–26.13%	–13.05%	5.07%	6.85%
S&P 500® Index†	–19.96%	–10.62%	11.31%	12.96%
FTSE NAREIT All Equity REITs Index††	–19.17%	–5.89%	6.75%	8.34%

Class T	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/22
Unadjusted for Sales Charge	–21.58%	–7.63%	6.43%	7.56%
Adjusted for the Maximum Sales Charge (max 2.50% load)	–23.54%	–9.94%	5.89%	7.29%
S&P 500® Index†	–19.96%	–10.62%	11.31%	12.96%
FTSE NAREIT All Equity REITs Index††	–19.17%	–5.89%	6.75%	8.34%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/22
Unadjusted for Sales Charge	–21.90%	–8.41%	5.57%	6.73%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–22.66%	–8.41%	5.57%	6.73%
S&P 500® Index†	–19.96%	–10.62%	11.31%	12.96%
FTSE NAREIT All Equity REITs Index††	–19.17%	–5.89%	6.75%	8.34%

Class R	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/22
No Sales Charges	–21.74%	–8.04%	5.99%	7.14%
S&P 500® Index†	–19.96%	–10.62%	11.31%	12.96%
FTSE NAREIT All Equity REITs Index††	–19.17%	–5.89%	6.75%	8.34%

Class R6	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 6/30/22
No Sales Charges	–21.45%	–7.36%	6.79%	7.23%
S&P 500® Index†	–19.96%	–10.62%	11.31%	10.64%
FTSE NAREIT All Equity REITs Index††	–19.17%	–5.89%	6.75%	7.30%

4	|	DWS RREEF Real Estate Securities Fund

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/22
No Sales Charges	–21.52%	–7.58%	6.56%	7.74%
S&P 500® Index†	–19.96%	–10.62%	11.31%	12.96%
FTSE NAREIT All Equity REITs Index††	–19.17%	–5.89%	6.75%	8.34%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/22
No Sales Charges	–21.46%	–7.39%	6.70%	7.86%
S&P 500® Index†	–19.96%	–10.62%	11.31%	12.96%
FTSE NAREIT All Equity REITs Index††	–19.17%	–5.89%	6.75%	8.34%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2022 are 0.97%, 0.84%, 1.68%, 1.28%, 0.52%, 0.77% and 0.61% for Class A, Class T, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Institutional Class shares of DWS RREEF Real Estate Securities Fund during such periods and have been adjusted to reflect the higher total annual operating expenses and applicable sales charges of Class T. Any difference in expenses will affect performance.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS RREEF Real Estate Securities Fund	|	5

Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended June 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on August 25, 2014.
†
S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

††
FTSE NAREIT All Equity REITs Index contains all tax-qualified REITs with more than
50 percent of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria. The index is part of the FTSE NAREIT US Real Estate Index Series, which is designed to present investors with a comprehensive family of REIT performance indexes that spans the commercial real estate space across the US economy. The index series provides investor with exposure to all investment and property sectors. In addition, the more narrowly focused property sector and sub-sector indexes provide the facility to concentrate commercial real estate exposure in more selected markets.

‡	Total returns shown for periods less than one year are not annualized.

6	|	DWS RREEF Real Estate Securities Fund

	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
6/30/22	$20.86	$20.89	$21.17	$20.86	$20.82	$21.00	$20.82
12/31/21	$27.37	$27.41	$27.77	$27.37	$27.32	$27.54	$27.31
Distribution Information as of 6/30/22
Income Dividends, Six Months	$.12	$.13	$.04	$.08	$.17	$.14	$.16
Capital Gain Distributions	$.48	$.48	$.48	$.48	$.48	$.48	$.48

DWS RREEF Real Estate Securities Fund	|	7

Portfolio Management Team
John W. Vojticek, Global Head of Liquid Real Assets
Portfolio Manager of the Fund. Began managing the Fund in 2004.
—Joined DWS in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004; and previously Managing Director of Deutsche Asset Management from 1996–March 2004.
—Head and Chief Investment Officer of Liquid Real Assets for DWS.
—BS in Business Administration, University of Southern California.
David W. Zonavetch, CPA, Head of Investment Strategy Liquid Real Assets
Portfolio Manager of the Fund. Began managing the Fund in 2013.
—Joined DWS in 1998; previously worked as Senior Accountant in Corporate Finance; and as an Analyst at Cendant Mobility.
—Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager: Chicago.
—Investment industry experience began in 1996.
—BS in Finance, University of Illinois at Urbana-Champaign.
Robert Thomas, Head of Investment Strategy Liquid Real Assets
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—Joined DWS in 2017; previously served as the Head of North American Property Equities and Portfolio Manager at Henderson Global Investors; and previously was Co-Head of North American Listed Real Estate at AMP Capital Investors.
—Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager: Chicago.
—Investment industry experience began in 2002.
—BA in Economics, Duke University; MBA, Finance/Management and Strategy, Kellogg School of Management, Northwestern University.

8	|	DWS RREEF Real Estate Securities Fund

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/22	12/31/21
Common Stocks	99%	100%
Cash Equivalents	1%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/22	12/31/21
Diversified	37%	29%
Health Care	13%	6%
Apartments	12%	14%
Industrial	9%	17%
Specialty Services	7%	2%
Storage	6%	8%
Shopping Centers	5%	7%
Office	4%	2%
Hotels	4%	2%
Financials	2%	2%
Retail	1%	1%
Regional Malls	—	6%
Manufactured Homes	—	4%
Real Estate Services	—	0%
	100%	100%

DWS RREEF Real Estate Securities Fund	|	9

Ten Largest Equity Holdings at June 30, 2022 (49.2% of Net Assets)
1Crown Castle International Corp.	7.4%
Provider of wireless infrastructure
2American Tower Corp.	6.6%
Operator and developer of wireless communications and broadcast towers
3Prologis, Inc.	5.5%
Owner, operator and developer of industrial real estate
4SBA Communications Corp.	4.7%
Operator of wireless Communication Infrastructure
5Public Storage	4.6%
Owner and operator of personal and business mini-warehouses
6Welltower, Inc.	4.5%
Investor of senior housing and assisted living facilities
7Realty Income Corp.	4.2%
Owner and manager of commercial properties
8Ventas, Inc.	4.0%
Owner and operator of long-term health care facilities
9Equinix, Inc.	3.9%
Provider of technology-related real estate
10VICI Properties, Inc.	3.8%
Owner and acquirer of experiential real estate assets
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 11. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 44 for contact information.

10	|	DWS RREEF Real Estate Securities Fund

Investment Portfolioas of June 30, 2022 (Unaudited)

	Shares	Value ($)
Common Stocks 98.6%
Equity Real Estate Investment Trusts (REITs)
Apartments 12.1%
American Homes 4 Rent “A”	1,139,597	40,387,318
AvalonBay Communities, Inc.	222,084	43,139,817
Essential Properties Realty Trust, Inc.	958,290	20,593,652
Independence Realty Trust, Inc.	811,983	16,832,407
Mid-America Apartment Communities, Inc.	246,683	43,088,120
		164,041,314
Diversified 36.0%
American Tower Corp.	350,605	89,611,132
Crown Castle International Corp.	594,578	100,115,044
Digital Realty Trust, Inc.	355,108	46,103,672
Duke Realty Corp.	368,770	20,263,911
Equinix, Inc.	79,892	52,490,642
Gaming and Leisure Properties, Inc.	97,571	4,474,606
SBA Communications Corp.	197,086	63,077,374
VICI Properties, Inc.	1,742,140	51,898,351
Weyerhaeuser Co.	846,035	28,020,679
WP Carey, Inc.	366,707	30,385,342
		486,440,753
Financials 1.6%
Apartment Income REIT Corp.	503,267	20,935,907
Health Care 12.8%
Healthcare Realty Trust, Inc.	571,288	15,539,034
Healthcare Trust of America, Inc. “A”	525,410	14,664,193
Healthpeak Properties, Inc.	751,743	19,477,661
Sabra Health Care REIT, Inc.	577,074	8,061,724
Ventas, Inc.	1,047,722	53,884,342
Welltower, Inc.	744,605	61,318,222
		172,945,176
Hotels 3.7%
Apple Hospitality REIT, Inc.	751,892	11,030,256
Ryman Hospitality Properties, Inc.*	361,212	27,462,948
Sunstone Hotel Investors, Inc.*	1,224,428	12,146,326
		50,639,530
Industrial 9.0%
EastGroup Properties, Inc.	178,848	27,601,612
The accompanying notes are an integral part of the financial statements.

DWS RREEF Real Estate Securities Fund	|	11

	Shares	Value ($)
First Industrial Realty Trust, Inc.	418,661	19,878,024
Prologis, Inc.	630,637	74,194,443
		121,674,079
Office 4.2%
Boston Properties, Inc.	386,770	34,414,795
Hudson Pacific Properties, Inc.	294,177	4,365,587
Kilroy Realty Corp.	331,383	17,341,272
		56,121,654
Retail 0.8%
NETSTREIT Corp.	553,242	10,439,677
Shopping Centers 5.0%
Kimco Realty Corp.	1,745,219	34,502,980
Kite Realty Group Trust	1,267,059	21,907,450
SITE Centers Corp.	853,699	11,499,325
		67,909,755
Specialty Services 7.2%
Agree Realty Corp.	559,356	40,346,348
Realty Income Corp.	840,941	57,402,633
		97,748,981
Storage 6.2%
Life Storage, Inc.	198,516	22,166,296
Public Storage	197,210	61,661,651
		83,827,947
Total Common Stocks (Cost $1,227,474,597)		1,332,724,773
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 1.36% (a) (Cost $13,865,345)	13,865,345	13,865,345

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,241,339,942)	99.6	1,346,590,118
Other Assets and Liabilities, Net	0.4	5,703,142
Net Assets	100.0	1,352,293,260
The accompanying notes are an integral part of the financial statements.

12	|	DWS RREEF Real Estate Securities Fund

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2022 are as follows:
Value ($) at 12/31/2021	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2022	Value ($) at 6/30/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 1.28% (a) (b)
48,285,064	—	48,285,064 (c)	—	—	12,904	—	—	—
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 1.36% (a)
4,040,604	173,926,280	164,101,539	—	—	30,173	—	13,865,345	13,865,345
52,325,668	173,926,280	212,386,603	—	—	43,077	—	13,865,345	13,865,345

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2022.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,332,724,773	$—	$—	$1,332,724,773
Short-Term Investments	13,865,345	—	—	13,865,345
Total	$1,346,590,118	$—	$—	$1,346,590,118

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS RREEF Real Estate Securities Fund	|	13

Statement of Assets and Liabilities
as of June 30, 2022 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $1,227,474,597)	$ 1,332,724,773
Investment in DWS Central Cash Management Government Fund (cost $13,865,345)	13,865,345
Cash	10,000
Receivable for investments sold	18,496,030
Receivable for Fund shares sold	3,015,681
Dividends receivable	3,952,443
Interest receivable	17,538
Other assets	62,618
Total assets	1,372,144,428
Liabilities
Payable for investments purchased	11,527,415
Payable for Fund shares redeemed	7,227,476
Accrued management fee	447,490
Accrued Trustees' fees	1,334
Other accrued expenses and payables	647,453
Total liabilities	19,851,168
Net assets, at value	$1,352,293,260
Net Assets Consist of
Distributable earnings (loss)	135,304,910
Paid-in capital	1,216,988,350
Net assets, at value	$1,352,293,260
The accompanying notes are an integral part of the financial statements.

14	|	DWS RREEF Real Estate Securities Fund

Statement of Assets and Liabilities as of June 30, 2022 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($197,277,866 ÷ 9,457,746 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 20.86
Maximum offering price per share (100 ÷ 94.25 of $20.86)	$ 22.13
Class T
Net Asset Value and redemption price per share ($13,729 ÷ 657 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)**	$ 20.89
Maximum offering price per share (100 ÷ 97.50 of $20.89)	$ 21.43
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($7,230,609 ÷ 341,500 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)
$ 21.17
Class R
Net Asset Value, offering and redemption price per share ($26,744,777 ÷ 1,281,973 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 20.86
Class R6
Net Asset Value, offering and redemption price per share ($298,117,053 ÷ 14,316,567 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 20.82
Class S
Net Asset Value, offering and redemption price per share ($146,140,144 ÷ 6,959,733 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 21.00
Institutional Class
Net Asset Value, offering and redemption price per share ($676,769,082 ÷ 32,512,069 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 20.82
net assets and/or shares outstanding.
**
Net asset value and redemption price per share may not recalculate due to rounding of
The accompanying notes are an integral part of the financial statements.

DWS RREEF Real Estate Securities Fund	|	15

Statement of Operations
for the six months ended June 30, 2022 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $5,229)	$ 22,458,851
Income distributions — DWS Central Cash Management Government Fund	30,173
Securities lending income, net of borrower rebates	12,904
Total income	22,501,928
Expenses:
Management fee	2,967,343
Administration fee	742,457
Services to shareholders	876,497
Distribution and service fees	399,820
Custodian fee	9,052
Professional fees	52,319
Reports to shareholders	46,515
Registration fees	47,014
Trustees' fees and expenses	36,108
Other	39,645
Total expenses	5,216,770
Net investment income	17,285,158
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	52,524,443
Change in net unrealized appreciation (depreciation) on investments	(449,196,655)
Net gain (loss)	(396,672,212)
Net increase (decrease) in net assets resulting from operations	$ (379,387,054)
The accompanying notes are an integral part of the financial statements.

16	|	DWS RREEF Real Estate Securities Fund

Statements of Changes in Net Assets
	Six Months Ended June 30, 2022	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 17,285,158	$ 16,602,459
Net realized gain (loss)	52,524,443	214,433,276
Change in net unrealized appreciation (depreciation)	(449,196,655)	287,216,950
Net increase (decrease) in net assets resulting from operations	(379,387,054)	518,252,685
Distributions to shareholders:
Class A	(5,549,026)	(18,181,782)
Class T	(392)	(1,214)
Class C	(173,351)	(651,009)
Class R	(709,425)	(2,257,155)
Class R6	(8,995,625)	(27,234,228)
Class S	(4,161,754)	(14,406,128)
Institutional Class	(20,701,177)	(62,678,267)
Total distributions	(40,290,750)	(125,409,783)
Fund share transactions:
Proceeds from shares sold	254,364,294	485,375,479
Reinvestment of distributions	34,140,834	105,630,529
Payments for shares redeemed	(267,646,897)	(426,822,707)
Net increase (decrease) in net assets from Fund share transactions	20,858,231	164,183,301
Increase (decrease) in net assets	(398,819,573)	557,026,203
Net assets at beginning of period	1,751,112,833	1,194,086,630
Net assets at end of period	$1,352,293,260	$1,751,112,833

The accompanying notes are an integral part of the financial statements.

DWS RREEF Real Estate Securities Fund	|	17

Financial Highlights
DWS RREEF Real Estate Securities Fund — Class A
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$27.37	$20.70	$22.64	$18.91	$20.39	$20.11
Income (loss) from investment operations:
Net investment income[a]	.23	.21	.32	.35	.40	.36
Net realized and unrealized gain (loss)	(6.14)	8.47	(1.60)	5.10	(1.10)	.86
Total from investment operations	(5.91)	8.68	(1.28)	5.45	(.70)	1.22
Less distributions from:
Net investment income	(.12)	(.27)	(.34)	(.37)	(.41)	(.35)
Net realized gains	(.48)	(1.74)	(.32)	(1.35)	(.37)	(.59)
Total distributions	(.60)	(2.01)	(.66)	(1.72)	(.78)	(.94)
Redemption fees	—	—	—	—	—	.00*
Net asset value, end of period	$20.86	$27.37	$20.70	$22.64	$18.91	$20.39
Total Return (%)[b]	(21.62)**	42.53	(5.20)	29.11	(3.49)	6.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	197	262	197	245	184	238
Ratio of expenses (%)	.98***	.97	.99	.98	.97	.99
Ratio of net investment income (%)	1.95***	.86	1.61	1.55	2.04	1.75
Portfolio turnover rate (%)	60**	114	133	134	166	168

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

18	|	DWS RREEF Real Estate Securities Fund

DWS RREEF Real Estate Securities Fund — Class T
	Six Months Ended 6/30/22	Years Ended December 31,				Period Ended
	(Unaudited)	2021	2020	2019	2018	12/31/17[a]
Selected Per Share Data
Net asset value, beginning of period	$27.41	$20.73	$22.65	$18.91	$20.40	$20.54
Income (loss) from investment operations:
Net investment income[b]	.25	.24	.34	.38	.44	.24
Net realized and unrealized gain (loss)	(6.16)	8.47	(1.59)	5.10	(1.13)	.48
Total from investment operations	(5.91)	8.71	(1.25)	5.48	(.69)	.72
Less distributions from:
Net investment income	(.13)	(.29)	(.35)	(.39)	(.43)	(.27)
Net realized gains	(.48)	(1.74)	(.32)	(1.35)	(.37)	(.59)
Total distributions	(.61)	(2.03)	(.67)	(1.74)	(.80)	(.86)
Net asset value, end of period	$20.89	$27.41	$20.73	$22.65	$18.91	$20.40
Total Return (%)[c]	(21.58)*	42.67	(5.07)	29.28	(3.45)	3.54*
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	14	18	12	13	10	10
Ratio of expenses (%)	.83**	.84	.88	.86	.88	.94**
Ratio of net investment income (%)	2.11**	.99	1.72	1.68	2.20	1.98**
Portfolio turnover rate (%)	60*	114	133	134	166	168[d]

[a]	For the period from June 5, 2017 (commencement of operations) to December 31, 2017.
[b]	Based on average shares outstanding during the period.
[c]	Total return does not reflect the effect of any sales charges.
[d]	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS RREEF Real Estate Securities Fund	|	19

DWS RREEF Real Estate Securities Fund — Class C
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$27.77	$20.99	$22.95	$19.15	$20.65	$20.35
Income (loss) from investment operations:
Net investment income[a]	.15	.04	.17	.19	.23	.22
Net realized and unrealized gain (loss)	(6.23)	8.57	(1.59)	5.17	(1.08)	.88
Total from investment operations	(6.08)	8.61	(1.42)	5.36	(.85)	1.10
Less distributions from:
Net investment income	(.04)	(.09)	(.22)	(.21)	(.28)	(.21)
Net realized gains	(.48)	(1.74)	(.32)	(1.35)	(.37)	(.59)
Total distributions	(.52)	(1.83)	(.54)	(1.56)	(.65)	(.80)
Redemption fees	—	—	—	—	—	.00*
Net asset value, end of period	$21.17	$27.77	$20.99	$22.95	$19.15	$20.65
Total Return (%)[b]	(21.90)**	41.46	(5.84)	28.21	(4.19)	5.43
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	11	11	16	16	36
Ratio of expenses (%)	1.69***	1.68	1.69	1.66	1.69	1.68
Ratio of net investment income (%)	1.20***	.15	.87	.84	1.17	1.04
Portfolio turnover rate (%)	60**	114	133	134	166	168

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

20	|	DWS RREEF Real Estate Securities Fund

DWS RREEF Real Estate Securities Fund — Class R
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$27.37	$20.70	$22.64	$18.91	$20.39	$20.11
Income (loss) from investment operations:
Net investment income[a]	.20	.13	.26	.27	.35	.30
Net realized and unrealized gain (loss)	(6.15)	8.47	(1.60)	5.11	(1.11)	.85
Total from investment operations	(5.95)	8.60	(1.34)	5.38	(.76)	1.15
Less distributions from:
Net investment income	(.08)	(.19)	(.28)	(.30)	(.35)	(.28)
Net realized gains	(.48)	(1.74)	(.32)	(1.35)	(.37)	(.59)
Total distributions	(.56)	(1.93)	(.60)	(1.65)	(.72)	(.87)
Redemption fees	—	—	—	—	—	.00*
Net asset value, end of period	$20.86	$27.37	$20.70	$22.64	$18.91	$20.39
Total Return (%)	(21.74)**	42.09	(5.50)	28.72	(3.78)	5.77
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	27	35	24	30	25	32
Ratio of expenses (%)	1.28***	1.28	1.29	1.31	1.27	1.31
Ratio of net investment income (%)	1.65***	.52	1.30	1.22	1.75	1.45
Portfolio turnover rate (%)	60**	114	133	134	166	168

[a]	Based on average shares outstanding during the period.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS RREEF Real Estate Securities Fund	|	21

DWS RREEF Real Estate Securities Fund — Class R6
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$27.32	$20.67	$22.60	$18.88	$20.37	$20.09
Income (loss) from investment operations:
Net investment income[a]	.29	.32	.41	.43	.54	.46
Net realized and unrealized gain (loss)	(6.14)	8.45	(1.60)	5.11	(1.15)	.86
Total from investment operations	(5.85)	8.77	(1.19)	5.54	(.61)	1.32
Less distributions from:
Net investment income	(.17)	(.38)	(.42)	(.47)	(.51)	(.45)
Net realized gains	(.48)	(1.74)	(.32)	(1.35)	(.37)	(.59)
Total distributions	(.65)	(2.12)	(.74)	(1.82)	(.88)	(1.04)
Redemption fees	—	—	—	—	—	.00*
Net asset value, end of period	$20.82	$27.32	$20.67	$22.60	$18.88	$20.37
Total Return (%)	(21.45)**	43.12	(4.74)	29.66	(3.08)	6.62
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	298	377	249	249	273	201
Ratio of expenses (%)	.52***	.52	.54	.54	.54	.54
Ratio of net investment income (%)	2.42***	1.31	2.07	1.90	2.70	2.22
Portfolio turnover rate (%)	60**	114	133	134	166	168

[a]	Based on average shares outstanding during the period.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

22	|	DWS RREEF Real Estate Securities Fund

DWS RREEF Real Estate Securities Fund — Class S
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$27.54	$20.83	$22.78	$19.02	$20.52	$20.23
Income (loss) from investment operations:
Net investment income[a]	.26	.27	.36	.39	.46	.42
Net realized and unrealized gain (loss)	(6.18)	8.51	(1.61)	5.15	(1.12)	.87
Total from investment operations	(5.92)	8.78	(1.25)	5.54	(.66)	1.29
Less distributions from:
Net investment income	(.14)	(.33)	(.38)	(.43)	(.47)	(.41)
Net realized gains	(.48)	(1.74)	(.32)	(1.35)	(.37)	(.59)
Total distributions	(.62)	(2.07)	(.70)	(1.78)	(.84)	(1.00)
Redemption fees	—	—	—	—	—	.00*
Net asset value, end of period	$21.00	$27.54	$20.83	$22.78	$19.02	$20.52
Total Return (%)	(21.52)**	42.78	(5.00)	29.41	(3.28)	6.43
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	146	200	168	219	248	299
Ratio of expenses (%)	.77***	.77	.77	.76	.72	.72
Ratio of net investment income (%)	2.13***	1.08	1.82	1.72	2.31	2.05
Portfolio turnover rate (%)	60**	114	133	134	166	168

[a]	Based on average shares outstanding during the period.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS RREEF Real Estate Securities Fund	|	23

DWS RREEF Real Estate Securities Fund — Institutional Class
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$27.31	$20.66	$22.60	$18.87	$20.36	$20.08
Income (loss) from investment operations:
Net investment income[a]	.28	.30	.39	.43	.46	.43
Net realized and unrealized gain (loss)	(6.13)	8.45	(1.60)	5.10	(1.09)	.86
Total from investment operations	(5.85)	8.75	(1.21)	5.53	(.63)	1.29
Less distributions from:
Net investment income	(.16)	(.36)	(.41)	(.45)	(.49)	(.42)
Net realized gains	(.48)	(1.74)	(.32)	(1.35)	(.37)	(.59)
Total distributions	(.64)	(2.10)	(.73)	(1.80)	(.86)	(1.01)
Redemption fees	—	—	—	—	—	.00*
Net asset value, end of period	$20.82	$27.31	$20.66	$22.60	$18.87	$20.36
Total Return (%)	(21.46)**	43.03	(4.87)	29.60	(3.19)	6.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	677	867	545	647	432	546
Ratio of expenses (%)	.61***	.61	.63	.63	.65	.64
Ratio of net investment income (%)	2.34***	1.21	1.97	1.91	2.32	2.09
Portfolio turnover rate (%)	60**	114	133	134	166	168

[a]	Based on average shares outstanding during the period.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

24	|	DWS RREEF Real Estate Securities Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS RREEF Real Estate Securities Fund (the “Fund” ) is a non-diversified series of Deutsche DWS Securities Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class T shares are closed to new purchases, except in connection with the reinvestment of dividends or other distributions. The Fund’s Board of Trustees approved the termination and liquidation of Class T shares effective September 30, 2022. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual

DWS RREEF Real Estate Securities Fund	|	25

results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of

26	|	DWS RREEF Real Estate Securities Fund

the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2022, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of June 30, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2022, the Fund had no securities on loan.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At June 30, 2022, the aggregate cost of investments for federal income tax purposes was $1,272,787,693. The net unrealized appreciation for all

DWS RREEF Real Estate Securities Fund	|	27

investments based on tax cost was $73,802,425. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $169,082,367 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $95,279,942.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses.  Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT” ) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a

28	|	DWS RREEF Real Estate Securities Fund

REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other.  Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2022, purchases and sales of investment securities (excluding short-term investments) aggregated $921,402,599 and $938,639,680, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
RREEF America L.L.C. (“RREEF” ), also an indirect, wholly owned subsidiary of DWS Group, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund’s portfolio have been delegated to RREEF. RREEF is responsible for decisions to buy and sell securities for the Fund and conducts the research that leads to the purchase and sale decisions. DIMA compensates RREEF out of its management fee.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

DWS RREEF Real Estate Securities Fund	|	29

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $100 million of the Fund’s average daily net assets	.565%
Next $100 million of such net assets	.465%
Next $100 million of such net assets	.415%
Over $300 million of such net assets	.365%
Accordingly, for the six months ended June 30, 2022, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.388% of the Fund’s average daily net assets.
For the period from January 1, 2022 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	1.27%
Class T	1.27%
Class C	2.02%
Class R	1.52%
Class R6	1.02%
Class S	1.02%
Institutional Class	1.02%
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2022, the Administration Fee was $742,457, of which $111,277 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing

30	|	DWS RREEF Real Estate Securities Fund

fee it receives from the Fund. For the six months ended June 30, 2022, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2022
Class A	$ 10,378	$ 3,376
Class T	13	4
Class C	470	150
Class R	2,233	634
Class R6	4,407	1,164
Class S	8,507	2,789
Institutional Class	1,509	431
	$ 27,517	$ 8,548
In addition, for the six months ended June 30, 2022, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 235,495
Class C	7,177
Class R	38,992
Class S	204,524
Institutional Class	350,189
$ 836,377
Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended June 30, 2022, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at June 30, 2022
Class C	$ 32,379	$ 4,558
Class R	39,200	5,616
	$ 71,579	$ 10,174
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, T, C and R shareholders at an annual rate of up

DWS RREEF Real Estate Securities Fund	|	31

to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2022, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at June 30, 2022	Annualized Rate
Class A	$ 278,237	$ 86,700.25%
Class T	11	8.15%
Class C	10,793	3,126.25%
Class R	39,200	11,388.25%
	$ 328,241	$ 101,222
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2022 aggregated $1,863.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended June 30, 2022, the CDSC for Class C shares aggregated $1,032. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $493, of which $170 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2022, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $971.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund

32	|	DWS RREEF Real Estate Securities Fund

seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2022.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,030,654	$ 24,633,552	2,311,877	$ 56,495,364
Class C	9,426	231,189	40,271	1,017,732
Class R	273,804	6,836,026	423,903	10,636,126
Class R6	2,439,659	58,485,515	4,874,211	118,674,930
Class S	1,336,427	32,406,352	2,096,518	51,427,887
Institutional Class	5,489,414	131,771,660	10,033,188	247,123,440
		$ 254,364,294		$ 485,375,479

DWS RREEF Real Estate Securities Fund	|	33

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	188,325	$ 3,970,241	497,095	$ 12,892,790
Class T	18	392	47	1,214
Class C	7,214	152,727	22,003	581,652
Class R	33,709	708,082	86,695	2,253,631
Class R6	330,787	6,994,929	805,817	20,825,035
Class S	194,234	4,132,337	549,477	14,312,189
Institutional Class	860,739	18,182,126	2,118,466	54,764,018
		$ 34,140,834		$ 105,630,529
Shares redeemed
Class A	(1,320,614)	$ (31,456,244)	(2,780,215)	$ (67,589,250)
Class C	(57,234)	(1,389,467)	(188,298)	(4,530,418)
Class R	(286,872)	(6,953,484)	(409,520)	(9,979,243)
Class R6	(2,265,158)	(54,124,859)	(3,920,875)	(92,886,956)
Class S	(1,820,904)	(44,190,715)	(3,452,914)	(85,155,683)
Institutional Class	(5,598,981)	(129,532,128)	(6,775,263)	(166,681,157)
		$ (267,646,897)		$ (426,822,707)
Net increase (decrease)
Class A	(101,635)	$ (2,852,451)	28,757	$ 1,798,904
Class T	18	392	47	1,214
Class C	(40,594)	(1,005,551)	(126,024)	(2,931,034)
Class R	20,641	590,624	101,078	2,910,514
Class R6	505,288	11,355,585	1,759,153	46,613,009
Class S	(290,243)	(7,652,026)	(806,919)	(19,415,607)
Institutional Class	751,172	20,421,658	5,376,391	135,206,301
		$ 20,858,231		$ 164,183,301
F.
Real Estate Concentration Risk
Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting real estate securities, including REITs, may have a significant impact on the Fund’s performance. In particular, real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions,

34	|	DWS RREEF Real Estate Securities Fund

decreases in real estate value, increases in property taxes and operating expenses, liability or losses owing to environmental problems, delays in completion of construction, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans, and losses from casualty or condemnation. Real estate companies may be adversely affected by the recent pandemic spread of the novel coronavirus known as COVID-19, which has led to decreased economic activity, widespread business and other closures and rapid increases in unemployment that may cause increased defaults on rent, loans or other obligations and increase the probability of an economic recession or depression. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Highly leveraged real estate companies are particularly vulnerable to the effects of an economic downturn (including an economic downturn caused by the COVID-19 pandemic). Further, REITs are dependent upon management skills, may not be diversified and may have relatively small capitalizations, which can increase volatility.
G.
Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

DWS RREEF Real Estate Securities Fund	|	35

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2022 to June 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

36	|	DWS RREEF Real Estate Securities Fund

Expenses and Value of a $1,000 Investment
for the six months ended June 30, 2022 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/22	$783.80	$784.20	$781.00	$782.60	$785.50	$784.80	$785.40
Expenses Paid per $1,000*	$4.33	$3.67	$7.46	$5.66	$2.30	$3.41	$2.70
Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/22	$1,019.93	$1,020.68	$1,016.41	$1,018.45	$1,022.22	$1,020.98	$1,021.77
Expenses Paid per $1,000*	$4.91	$4.16	$8.45	$6.41	$2.61	$3.86	$3.06

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
DWS RREEF Real Estate Securities Fund	.98%	.83%	1.69%	1.28%	.52%	.77%	.61%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS RREEF Real Estate Securities Fund	|	37

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2022, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2020 through November 30, 2021 (the “Reporting Period” ). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

38	|	DWS RREEF Real Estate Securities Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS RREEF Real Estate Securities Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and sub-advisory agreement (the “Sub-Advisory Agreement”  and together with the Agreement, the “Agreements” ) between DIMA and RREEF America L.L.C. (“RREEF” ), an affiliate of DIMA, in September 2021.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and RREEF are part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS

DWS RREEF Real Estate Securities Fund	|	39

Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and RREEF’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and RREEF provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including RREEF. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2020, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2020.

40	|	DWS RREEF Real Estate Securities Fund

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). With respect to the sub-advisory fee paid to RREEF, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2020, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages both an institutional account and DWS Europe Funds comparable to the Fund. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and RREEF.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received

DWS RREEF Real Estate Securities Fund	|	41

information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the

42	|	DWS RREEF Real Estate Securities Fund

best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS RREEF Real Estate Securities Fund	|	43

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

44	|	DWS RREEF Real Estate Securities Fund

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor”  ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group. RREEF America L.L.C.
(“RREEF” ), an indirect, wholly owned subsidiary of DWS Group, is the subadvisor for the Fund.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	RRRAX	RRRTX	RRRCX	RRREX	RRRRX
CUSIP Number	25159L 505	25159L 356	25159L 703	25159L 885	25159L 737
Fund Number	425	1725	725	2325	595

For shareholders of Class R and Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R	Class R6
Nasdaq Symbol	RRRSX	RRRZX
CUSIP Number	25159L 802	25159L 513
Fund Number	1502	1665

DWS RREEF Real Estate Securities Fund	|	45

Notes

Notes

DRESF-3
(R-028293-11 8/22)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/29/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/29/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/29/2022